1933 Act
                                                                    Rule 497(j)


                                   May 5, 2000


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      PHL Variable Accumulation Account
         PHL Variable Insurance Company
         Registration No. 033-87376 and 811-8914

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Versions A and B) and Statement of Additional Information (Versions A and B) that would have been filed under rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form N-4 pursuant to Rule 485(b) on May 1, 2000.

         Please call the undersigned at (860) 403-5753 if you have any questions concerning this filing.

                                            Very truly yours,


                                            /s/ Edwin L. Kerr
                                            ----------------------
                                            Edwin L. Kerr, Counsel
                                            PHL Variable Insurance Company